Subsequent Event (Narrative) (Detail) (Subsequent Event [Member]) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Nov. 01, 2013 USD ($)	Nov. 01, 2013 AUD	Aug. 31, 2013 AUD
Subsequent Event [Line Items]
Value of shares sold of the discontinued operations	$ 85	90
Value of shares sold per share of the discontinued operations			0.22